GOF P13 12/15

SUPPLEMENT DATED DECEMBER 1, 2015

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF

FRANKLIN TEMPLETON INTERNATIONAL TRUST

(Templeton Foreign Smaller Companies Fund)

TEMPLETON GLOBAL SMALLER COMPANIES FUND

The prospectus is amended as follows:

I.                   For the Templeton Foreign Smaller Companies Fund the “Fund Summary – Investment Manager and Sub-Advisor” sections on page 8 are revised as follows:

Investment Manager

Templeton Investment Counsel, LLC (Investment Counsel)

Sub-Advisor

Franklin Templeton Investments Corp. (FTIC)

II.     For the Templeton Global Smaller Companies Fund the “Fund Summary – Investment Manager and Sub-Advisor” sections on page 7 are revised as follows:

Investment Manager

Templeton Investment Counsel, LLC (Investment Counsel)

Sub-Advisor

Franklin Templeton Investments Corp. (FTIC)

III.       For the Templeton Foreign Smaller Companies Fund the first two paragraphs in the “Fund Details – Management” section beginning on page 17 are revised as follows:

Templeton Investment Counsel, LLC (Investment Counsel), 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923 is the Fund's investment manager. Together, Investment Counsel and its affiliates manage as of October 31, 2015, over $801 billion in assets, and have been in the investment management business since 1947.

Under an agreement with Investment Counsel, Franklin Templeton Investments Corp. (FTIC), 200 King Street West, Suite 1500, Toronto, Ontario, Canada M5H 3T4, is the Fund's sub-advisor. FTIC provides Investment Counsel with investment management advice and assistance. For purposes of the Fund's investment strategies, techniques and risks, the term "investment manager" includes any sub-advisor.

IV.       For the Templeton Global Smaller Companies Fund the first two paragraphs in the “Fund Details – Management” section beginning on page 18 are revised as follows:

Templeton Investment Counsel, LLC (Investment Counsel), 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923 is the Fund's investment manager. Together, Investment Counsel and its affiliates manage as of October 31, 2015, over $801 billion in assets, and have been in the investment management business since 1947.

Under an agreement with Investment Counsel, Franklin Templeton Investments Corp. (FTIC), 200 King Street West, Suite 1500, Toronto, Ontario, Canada M5H 3T4, is the Fund's sub-advisor. FTIC provides Investment Counsel with investment management advice and assistance. For purposes of the Fund's investment strategies, techniques and risks, the term "investment manager" includes any sub-advisor.

V.        The following is added to the Templeton Foreign Smaller Companies Fund “Fund Details – Management” section beginning on page 17:
Manager of Managers Structure

Investment Counsel and the Trust has received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby Investment Counsel, as the Fund’s investment manager, can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements with such sub-advisors.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, Investment Counsel has the ultimate responsibility, subject to oversight by the Fund’s board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. Investment Counsel will also, subject to the review and approval of the Fund’s board of trustees: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund’s investment goal, policies and restrictions. Subject to review by the Fund’s board of trustees, Investment Counsel will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

VI.       The following is added to Templeton Global Smaller Companies Fund “Fund Details – Management” section beginning on page 18:

Manager of Managers Structure

Investment Counsel and the Trust has received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby Investment Counsel, as the Fund’s investment manager, can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements with such sub-advisors.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, Investment Counsel has the ultimate responsibility, subject to oversight by the Fund’s board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. Investment Counsel will also, subject to the review and approval of the Fund’s board of trustees: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund’s investment goal, policies and restrictions. Subject to review by the Fund’s board of trustees, Investment Counsel will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

Please keep this supplement with your prospectus for future reference.

GOF SA4  12/15

SUPPLEMENT DATED DECEMBER 1, 2015
TO THE CURRENTLY EFFECTIVE

STATEMENT OF ADDITIONAL INFORMATION
OF
FRANKLIN TEMPLETON INTERNATIONAL TRUST

(Templeton Foreign Smaller Companies Fund)

TEMPLETON GLOBAL SMALLER COMPANIES FUND

The Statement of Additional Information is amended as follows:

I. For Templeton Foreign Smaller Companies Fund, the first paragraph under the “Proxy Voting Policies and Procedures” section beginning on page 24 is replaced with the following:

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager Templeton Investment Counsel, LLC, in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

II. For Templeton Foreign Smaller Companies Fund, the first and fifth paragraphs under the “Management and Other Services – Investment manager and services provided” section beginning on page 27 are replaced with the following:

The Fund's investment manager is Templeton Investment Counsel, LLC (Investment Counsel). The investment manager is an indirect, wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson (former Chairman and Director of Resources) and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The Fund's sub-advisor is Franklin Templeton Investments Corp., an indirect, wholly owned subsidiary of Resources. The sub-advisor has an agreement with the investment manager and provides the investment manager with investment management advice and assistance. The sub-advisor's activities are subject to the board's review and control, as well as the investment manager's instruction and supervision.

III. For Templeton Global Smaller Companies Fund, the first paragraph under the “Proxy Voting Policies and Procedures” section beginning on page 30 is replaced with the following:

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager Templeton Investment Counsel, LLC, in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

IV. For Templeton Global Smaller Companies Fund, the first and sixth paragraphs under the “Management and Other Services – Investment manager and services provided” section beginning on page 33 are replaced with the following:

The Fund's investment manager is Templeton Investment Counsel, LLC (Investment Counsel). The investment manager is an indirect, wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson (former Chairman and Director of Resources) and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The Fund's sub-advisor is Franklin Templeton Investments Corp., an indirect, wholly owned subsidiary of Resources. The sub-advisor has an agreement with the investment manager and provides the investment manager with investment management advice and assistance. The sub-advisor's activities are subject to the board's review and control, as well as the investment manager's instruction and supervision.

Please keep this supplement with your Statement of Additional Information for future reference.